Current trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2020
Current trade and other receivables
Schedule of trade, other current receivables and prepayments

	2020	2019	2018
	$m	$m	$m
Amounts due within one year
Trade receivables	3,829	3,606	3,033
Less: Amounts provided for doubtful debts (Note 27)	(23)	(21)	(38)
	3,806	3,585	2,995
Other receivables	1,278	1,083	1,143
Prepayments	1,735	865	871
Government grants receivable	53	–	–
Accrued income	150	228	492
	7,022	5,761	5,501
Amounts due after more than one year
Prepayments	–	–	73
	–	–	73
Trade and other receivables	7,022	5,761	5,574